Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Consolidated VIEs

As of December 31, 2024, the Company’s subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NiSun BVI”)	July 12, 2019	BVI	100%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”)	July 12, 2019	Hong Kong	100%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WFOE”)	December 15, 2020	PRC	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”)	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)	November 12, 2019	PRC	80%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”)	April 09, 2019	Cayman Islands	100%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”)	May 02, 2019	Hong Kong	100%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WFOE”)	April 10, 2019	PRC	100%
NiSun Ocean (Qingdao) Supply Chain Investment Co., Ltd.(“Nisun Ocean”)	July 30, 2021	PRC	100%
Zhumadian NiSun Supply Chain Management Co., Ltd.(“Nisun ZMD”)	December 29, 2021	PRC	100%
Nisun (Beijing) Supply Chain Management Co., Ltd.(“Nisun Beijing”)	November 07, 2022	PRC	100%
NiSun Haiyuan (Qingdao) Supply Chain Co., Ltd.(“Nisun Haiyuan”)********	June 08, 2022	PRC	51%
Qingdao Sailang International Trade Co., Ltd.(“Sailang”)	July 31, 2022	PRC	100%
Rizhao Sailang Mining Co., Ltd.(“RZ Sailang”)	July 31, 2022	PRC	100%
NiSun Supply Chain Management (Mishan) Co., Ltd.(“Nisun MS”) ***********	March 14, 2022	PRC	100%
Gansu Zhonghexi Trading Co., Ltd.(“Gansu Zhonghexi”)	July 31, 2022	PRC	65%
Shanghai Keqiya International Trade Co., Ltd.(“Keqiya”)	June 07, 2023	PRC	100%
Fanningke Digital Technology (Shanghai) Co., Ltd.(“Fanningke”)	July 20, 2023	PRC	100%
Fanshengke Supply Chain (Shanghai) Co., Ltd.(“Fanshengke”)	July 28, 2023	PRC	100%
Fintech (Henan) Trading Co., Ltd.(“Henan Trading”)	April 03, 2023	PRC	100%
Fanshengke Supply Chain (Fujian) Co., Ltd. (“Fanshengke Fujian”)	March 19, 2024	PRC	100%
Khorgos Fanning Network Technology Co., Ltd. (“Khorgos Fanning”)	July 12, 2024	PRC	100%
Shanghai Ningzhuan Trading Partnership Enterprise (“Ningzhuan”)	December 4, 2024	PRC	95%
Hebei Ruizu Trading Co., Ltd. (“Hebei Ruizu”)	December 11, 2024	PRC	99%

VIEs
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”)	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”)	December 31, 2019	PRC	100%
Shanghai Luyao Financial Consulting Co., Ltd. (“Luyao Shanghai”)*********	June 04, 2015	PRC	100%

Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”)	July 12, 2019	PRC	100%
Jilin Province Lingang Supply Chain Management Co., Ltd (“Lingang”)	November 27, 2019	PRC	100%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”)**	October 29, 2019	PRC	100%
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”)	December 31, 2019	PRC	100%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”)*	December 31, 2019	PRC	100%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”)	December 10, 2020	PRC	100%
Fintech (Jiangsu) Supply Chain Management Co., Ltd. (“Fintech Jiangsu”) **********	November 06, 2020	PRC	100%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”)	November 04, 2020	PRC	100%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”)	December 29, 2020	PRC	100%
Shanxi Fintech Supply Chain Management Co., Ltd (“Fintech Shanxi”)***	December 30, 2020	PRC	100%
Jilin Province Lingang Hengda Supply Chain Management Co., Ltd. (“Lingang Hengda”) ************	August 18, 2020	PRC	100%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”)	January 25, 2021	PRC	100%
Inner Mongolia Fintech Supply Chain Management Co., Ltd. (“Fintech Mongolia”)****	January 15, 2021	PRC	70%
Jiangxi Fintech Supply Chain Management Co., Ltd. (“Fintech Jiangxi”)*****	May 10, 2021	PRC	100%
Fintech Supply Chain Management (Shanxi) Co., Ltd. (“Fintech SX”)******	May 6, 2021	PRC	100%
Liaogang NiSun (Yingkou) Supply Chain Management Co., Ltd.(“Liaogang Yingkou”)	September 03, 2018	PRC	51%
Liaogang NiSun (Shanghai) Supply Chain Management Co., Ltd.(“Liaogang SH”)*******	September 30, 2021	PRC	51%
Fintech Supply Chain Management (Shenzhen) Co., Ltd.(“Fintech Shenzhen”)	November 21,2022	PRC	100%
Henan NiSun Huaixiang Food Co., Ltd (“Nisun Huaixiang”)*****	December 29,2022	PRC	100%
Henan Fintech Digital Technology Co., Ltd. (“Henan Fintech”)	June 27, 2024	PRC	100%
Fanlun Ke Trading (Nanjing) Co., Ltd. (“Fanlunke Nanjing”)	December 12, 2024	PRC	100%

*	The entity was deregistered on February 19, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2021.

**	The entity was deregistered on June 04, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2021.
***	The entity was deregistered on February 06, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021.

****	The entity was deregistered on November 04, 2022. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021.

*****	The entity was deregistered on May 12, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021.

******	The entity was deregistered on July 18, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021.

*******	The entity was deregistered on October 17, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021.

********	The entity was deregistered on December 21, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021.

*********	The entity changed its company name from Shanghai Nami Financial Consulting Co., Ltd. to Shanghai Luyao Financial Consulting Co., Ltd. (“Luyao Shanghai”) on September 23, 2022.

**********	The entity was deregistered on February 7, 2024. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2024, 2023 and 2022.

***********	The entity was deregistered on March 29, 2024. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2024, 2023 and 2022.

************	The entity was deregistered on August 26, 2024. Since the entity did not have significant operations, the deregistration did not have a material impact to the Company’s consolidated financial statements for the years ended December 31, 2024, 2023 and 2022.